Document and Entity Information Document	Feb. 16, 2022
Document and Entity Information [Abstract]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Address, Address Line One	8111 Westchester Drive
Written Communications	false
City Area Code	(214)
Local Phone Number	981-0700
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
Entity Registrant Name	ENERGY TRANSFER LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32740
Entity Tax Identification Number	30-0108820
Entity Central Index Key	0001276187
Common Units
Document and Entity Information [Abstract]
Title of 12(b) Security	Common Units
Trading Symbol	ET
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	ET
Security Exchange Name	NYSE
ETprC
Document and Entity Information [Abstract]
Title of 12(b) Security	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprC
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprC
Security Exchange Name	NYSE
ETprD
Document and Entity Information [Abstract]
Title of 12(b) Security	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprD
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprD
Security Exchange Name	NYSE
ETprE
Document and Entity Information [Abstract]
Title of 12(b) Security	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprE
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETprE
Security Exchange Name	NYSE